Condensed Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,911,428)	$ (3,058,540)	$ (4,652,084)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	450,231	80,598	92,866
Common shares issued in exchange for services	12,500
Amortization of internally developed software	714,444	599,425	774,929
Depreciation of property and equipment	33,390	33,563	44,758
Bad debt expense	33,856		108,096
Amortization of discount and debt issuance costs on convertible notes	1,088	141,628	143,435
Amortization of debt issuance costs on note payable	3,277
Amortization of discount on bridge notes	869,600
Change in fair value of derivative liabilities	(1,311,700)	76,000	159,000
Loss on extinguishment on bridge notes	2,740,425
Loss on extinguishment of convertible notes	260,185
Gain on extinguishment on note payable	(788,156)
Change in operating assets and liabilities:
Accounts receivable	(1,226,146)	(924,827)	(800,908)
Accounts receivable-unbilled	(1,097,983)	130,813	(198,185)
Prepaid expenses and other current assets	(41,392)	(6,970)	(226,374)
Tax credit receivable		104,624	104,624
Accounts payable	(1,441,008)	474,263	1,054,638
Accrued expenses	214,226	129,644	282,142
Accrued interest	(1,709,579)	1,374,139	1,951,429
Deferred revenue	(154,531)	581,912	873,254
Net cash used in operating activities	(9,348,701)	(263,728)	(288,380)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(2,550)	(1,006)
Purchase of property and equipment			(426)
Capitalization of internally developed software	(731,172)	(864,921)	(1,102,186)
Net cash used in investing activities	(733,722)	(865,927)	(1,102,612)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of bridge notes payable	500,000	1,250,000	1,250,000
Proceeds from issuance of note payable	3,500,000	783,008	783,008
Proceeds from exercise of stock options	44,394	0	0
Proceeds from issuance of common stock in connection with public offering	18,000,000
Payment of offering costs in connection with the issuance of common stock in connection with public offering	(2,339,816)
Proceeds from exercise of warrants	992
Proceeds from issuance of over-allotment shares of common stock , net of transaction costs of $202,499	2,497,501
Payment of principal to bridge note holders	(3,000,000)
Payment of debt issuance costs in connection with note payable	(25,825)
Net cash provided by financing activities	19,177,246	2,033,008	2,033,008
Net increase in cash	9,094,823	903,353	642,016
Cash at beginning of period	695,909	53,893	53,893
Cash at end of period	9,790,732	$ 957,246	695,909
Supplemental disclosure of cash flow information:
Cash paid for interest	2,824,032
Supplemental disclosure of non-cash investing and financing activities:
Conversion of redeemable convertible preferred stock into common stock	11,173,076
Conversion of convertible notes and accrued interest into common stock	6,748,729
Conversion of bridge notes and accrued interest into common stock	4,717,646
Deferred offering costs included in accrued expenses			$ (57,420)
Issuance of common stock warrants as offering costs in connection with public offering of common stock	374,400
Issuance of common stock warrants in connection with Term Loan	$ 49,072